Deposits, Upfront Payments and Other Receivables - Summary of Deposits Upfront Payments and other Receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deposits [Abstract]
Deposits	$ 311	$ 45,369
Upfront payments	30,972	47,161
Other receivables	25,637	12,030
Total	$ 56,920	$ 104,560